Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Document Type		dei_DocumentType	485BPOS
Period End Date		dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name		dei_EntityRegistrantName	Roxbury Funds
CIK		dei_EntityCentralIndexKey	0001359057
Amendment		dei_AmendmentFlag	false
Creation Date		dei_DocumentCreationDate	Jul. 06, 2015
Effective Date		dei_DocumentEffectiveDate	Jul. 07, 2015
Prospectus Date		rr_ProspectusDate	Jul. 07, 2015
Hood River Small-Cap Growth Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	SUMMARY SECTION
Investment objective:		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective		rr_ObjectivePrimaryTextBlock	The Hood River Small-Cap Growth Fund (the "Fund") seeks superior long-term growth of capital.
Fees and expenses of the fund:		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Date Of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2020
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may generate a greater amount of taxable capital gains. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended June 30, 2014, the Fund's portfolio turnover rate was 115% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	115.00%
Other Expenses, New Fund, Based on Estimates		rr_OtherExpensesNewFundBasedOnEstimates	Because Investor Shares are new, Other Expenses are estimated based on other expenses for Institutional Shares of the Fund for the fiscal year ended June 30, 2015.
Acquired Fund Fees and Expenses, Based on Estimates		rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Example, heading		rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual fee waiver/expense reimbursement through December 31, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative		rr_StrategyNarrativeTextBlock

The Fund, under normal market conditions, invests at least 80% of its net assets plus any borrowings for investment purposes in the following equity (or equity-related) securities:

• Common stocks of U.S. corporations that are judged by Hood River to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is consistent with the capitalization ranges of the S&P SmallCap 600® and Russell 2000® Growth Indices ("small-cap companies");

• Options on, or securities convertible into, the common stock of small-cap companies (such as convertible preferred stock, convertible bonds, warrants, and debentures);

• Options on indices of the common stock of small-cap companies; and

• Contracts for either the future delivery, or payment in respect of the future market value, of certain indices of common stock of small-cap companies, and options upon such futures contracts.

As a non-fundamental policy, no more than 15% of the Fund's total assets may at any time be committed or exposed to derivative strategies, which includes options and futures contracts. The value of such derivative instruments will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. For purposes of the Fund's 80% policy discussed above,(1) options held by the Fund will be calculated based on the most recent sale price rather than the notational value of such options and (2) futures contracts will be calculated based on the most recent settlement price. The Fund may invest in such instruments for a number of reasons, including for hedging purposes, risk management or other fund management purposes consistent with the Fund's objective.

The Fund may purchase securities of companies engaged in initial public offerings ("IPOs").

The Fund may from time to time invest in foreign securities including American Depositary Receipts ("ADRs"), and in convertible securities, including preferred stock, warrants and debentures.

In selecting securities, the research process utilized by Hood River begins by screening a universe of stocks with market capitalizations of generally less than $3 billion which exhibit strong growth characteristics and attractive valuation relative to underlying profitability. Hood River then performs fundamental and valuation analysis and additional research to select stocks for the Fund.

The Fund maintains a portfolio of approximately 60-120 stocks, which is constructed with the overall goal of mitigating risk. However, the actual amount of the portfolio holdings may vary due to market conditions.

Hood River periodically engages in active trading of Fund securities.

Hood River generally sells stocks when it believes they have become overvalued, when the fundamentals weaken or if poor relative price performance persists.

As of May 31, 2015, the range of market capitalizations represented by companies in the Russell 2000® Growth Index was between $29 million and $7.54 billion and, as of May 31, 2015, the range of market capitalizations represented by companies in the S&P SmallCap 600® Index was between $73.02 million and $5.51 billion. Due to market price adjustments or other events after the time of purchase, it is possible that a company's market capitalization may drift above or below this range. Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a small market capitalization for purposes of the 80% policy. The Fund may invest up to 20% of its assets in stocks of companies in other capitalization ranges.

Risk, Heading		rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative		rr_RiskNarrativeTextBlock

An investment in the Fund is subject to the principal risks summarized below, which are further described under "Additional Principal Risk Information."

• It is possible to lose money by investing in the Fund. There is no guarantee that stocks in general or the specific securities that the Fund buys will increase in value.

• The Fund's share price will fluctuate in response to changes in market value of the Fund's underlying investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

• The Fund is subject to greater volatility than funds that invest in large-cap companies. Small-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, and they may suffer significant losses. Small-cap companies may also be more difficult to value than large-cap companies.

• The Fund is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. While the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.

• Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. Growth prices tend to fluctuate more dramatically than the overall stock market.

• Investments in a foreign market are subject to foreign security risk. A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Additionally, the value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, higher transaction and other costs, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors.

• ADRs are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

• The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in securities underlying those derivatives. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives. Future contracts and options may not always be successful hedges and using them could lower the Fund's total return. The potential loss from the use of futures can exceed the Fund's initial investment in such contracts.

• An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of a portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. The Fund's investments in IPO shares may include the securities of "unseasoned" companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain.

• The Fund engages in active and frequent trading, resulting in high portfolio turnover. The higher the Fund's portfolio turnover rate in a year, the greater the trading costs and the greater the chance of a shareholder receiving distributions of taxable gains in the year.

• The performance of the Fund will depend on whether or not Hood River is successful in pursuing the Fund's investment strategies.

May Lose Money		rr_RiskLoseMoney	• It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund from calendar year to calendar year and by showing how the Fund's average annual returns for one year, five years, ten years and since inception compared with those of the Russell 2000® Growth Index, which is a broad measure of market performance. Because Investor Shares are new, the returns shown in the bar chart and performance table are for Institutional Shares of the Fund. Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses. The performance of the Investor Shares typically would have been lower than that of the Institutional Shares because Investor Shares have higher expenses. This performance information includes performance of the Fund's predecessor, the Roxbury Small-Cap Growth Fund (a series of WT Mutual Fund) (the "Predecessor Fund"), for periods prior to February 2, 2007. From inception (January 2, 2003) to May 30, 2013, the Fund was managed by the Small-Cap Growth Investment Team of Roxbury Capital Management, LLC ("Roxbury"), the Fund's predecessor investment adviser. In 2013, Roxbury's Small-Cap Growth Investment Team formed Hood River and Hood River became the Fund's sub-adviser effective May 30, 2013. Effective January 20, 2015, Hood River replaced Roxbury as the primary investment adviser to the Fund. The Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. More recent performance information is available by calling (800) 497-2960.

Average Annual Total Returns for Institutional Shares for the Calendar Years as of December 31*

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund from calendar year to calendar year and by showing how the Fund's average annual returns for one year, five years, ten years and since inception compared with those of the Russell 2000® Growth Index, which is a broad measure of market performance.
Performance, One Year or Less		rr_PerformanceOneYearOrLess	Because Investor Shares are new, the returns shown in the bar chart and performance table are for Institutional Shares of the Fund.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	(800) 497-2960
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing		rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
22.35%	(25.90) %
June 30, 2009	December 31, 2008
			* The year-to-date return for Institutional Shares of the Fund is 8.05% as of June 30, 2015.
Bar Chart, Returns for Class Not Offered in Prospectus		rr_BarChartReturnsForClassNotOfferedInProspectus	Because Investor Shares are new, the returns shown in the bar chart and performance table are for Institutional Shares of the Fund.
Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Year to Date Return		rr_BarChartYearToDateReturn	8.05%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	22.35%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(25.90%)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown, and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Hood River Small-Cap Growth Fund | Investor Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	HRSRX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends (and other distributions)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee (as a percentage of amounts redeemed within 60 days of purchase)		rr_RedemptionFeeOverRedemption	(1.00%)
Exchange fee (as a percentage of amounts exchanged within 60 days of purchase)		rr_ExchangeFeeOverRedemption	1.00%
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.74%
Fee Waivers/Expense Reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)
Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements	[3]	rr_NetExpensesOverAssets	1.35%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 137
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	428
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	762
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 1,889
Hood River Small-Cap Growth Fund | Institutional Shares
Risk/Return:		rr_RiskReturnAbstract
2005		rr_AnnualReturn2005	7.68%
2006		rr_AnnualReturn2006	11.97%
2007		rr_AnnualReturn2007	(0.12%)
2008		rr_AnnualReturn2008	(39.86%)
2009		rr_AnnualReturn2009	42.42%
2010		rr_AnnualReturn2010	24.58%
2011		rr_AnnualReturn2011	(5.24%)
2012		rr_AnnualReturn2012	23.06%
2013		rr_AnnualReturn2013	43.94%
2014		rr_AnnualReturn2014	8.56%
1 Year		rr_AverageAnnualReturnYear01	8.56%
5 Years		rr_AverageAnnualReturnYear05	17.82%
10 Years		rr_AverageAnnualReturnYear10	8.88%
Since Inception		rr_AverageAnnualReturnSinceInception	12.69%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 02, 2003
Hood River Small-Cap Growth Fund | - Return After Taxes on Distributions | Institutional Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	8.56%
5 Years		rr_AverageAnnualReturnYear05	17.82%
10 Years		rr_AverageAnnualReturnYear10	8.30%
Since Inception		rr_AverageAnnualReturnSinceInception	12.04%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 02, 2003
Hood River Small-Cap Growth Fund | - Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.85%
5 Years		rr_AverageAnnualReturnYear05	14.50%
10 Years		rr_AverageAnnualReturnYear10	7.08%
Since Inception		rr_AverageAnnualReturnSinceInception	10.53%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 02, 2003
Hood River Small-Cap Growth Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	5.60%
5 Years		rr_AverageAnnualReturnYear05	16.80%
10 Years		rr_AverageAnnualReturnYear10	8.54%
Since Inception		rr_AverageAnnualReturnSinceInception	11.90%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 02, 2003

[1]	Because Investor Shares are new, Other Expenses are estimated based on other expenses for Institutional Shares of the Fund for the fiscal year ended June 30, 2015.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Hood River Capital Management LLC ("Hood River"), the Fund's investment adviser, has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Fund to limit the total annual fund operating expenses (excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses (collectively, "Excludable Expenses")) to 1.34% for Investor Shares of the Fund. To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements may be greater than 1.34% for Investor Shares of the Fund. The waivers and reimbursements will remain in effect through December 31, 2020 unless terminated sooner by mutual agreement of the Fund's Board of Trustees and Hood River.